GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Core Deposits [Member]	Sep. 23, 2011 Liberty Savings Bank FSB [Member]	Dec. 31, 2011 Liberty Savings Bank FSB [Member]	Sep. 23, 2011 Liberty Savings Bank FSB [Member] Core Deposits [Member]	Dec. 02, 2011 Flagstar Bank FSB [Member]	Dec. 31, 2011 Flagstar Bank FSB [Member]	Dec. 02, 2011 Flagstar Bank FSB [Member] Core Deposits [Member]
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill beginning of period	$ 95,050,000	$ 51,820,000
Goodwill acquired					17,100,000	17,102,000		26,100,000	26,128,000
Goodwill end of period	95,050,000	95,050,000	51,820,000
Intangible assets amortization method				accelerated basis
Intangibles acquired							4,000,000			3,000,000
Finite-Lived Core Deposits, Gross	7,400,000
Finite-Lived Intangible Assets, Net		9,900,000
Estimated weighted average life (in years)				7 years 296 days
Finite-Lived Intangible Assets, Amortization Expense	$ 2,600,000	$ 1,200,000	$ 1,300,000